PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	2024	2023
Electronic equipment	$598,738	$575,891
Office furniture	4,417	4,249
Transportation equipment	37,784	36,342
Subtotal	640,939	616,482
Less: accumulated depreciation	(601,232)	(567,606)
Property and equipment, net	$39,707	$48,876